Stock Option Plan	12 Months Ended
Aug. 26, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plan
Stock Option Plan
Successor

In July 2017, the Company's shareholders' approved and adopted the Company's 2017 Omnibus Incentive Plan (the "Incentive Plan") which provides for the issuance of a maximum of 9,067,917 shares of Common Stock for the grant of options, and/or other stock-based or stock-denominated awards to employees, officers, directors, and agents of the Company and its subsidiaries.

Stock Options

The Incentive Plan includes provisions for granting incentive stock options for shares of Common Stock at a price not less than the fair value at the date of grant. Non-qualified stock options may be granted at a price equal to or more than the fair value of Common Stock on the date the option is granted. Stock options under the Incentive Plan generally become exercisable ratably over three years from the date of grant and must be exercised within 10 years from the date of grant. The Company's policy is to recognize compensation expense on a straight-line basis over the requisite service period for the entire award. Forfeitures are recognized as incurred.

(In thousands, except share data and years)	Awards	Fair value per share	Weighted average exercise price	Weighted average contractual life (in years)	Aggregate intrinsic value
Outstanding at July 7, 2017	—		$—
Granted	2,577,692	$3.71	12.00
Exercised	—		—
Forfeited, canceled and expired	—		—
Outstanding at August 26, 2017	2,577,692	$3.71	$12.00	2.9	$—

Expected stock price volatility is based on a sampling of comparable publicly traded companies. The Company believes this sector to most closely model the nature of its own business. The risk-free rates are based on the implied yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term. Assumptions as of the grant date used in the fair value calculation of each year’s grants are outlined in the following table.

From July 7, 2017 through August 26, 2017
Expected volatility	27.5%
Expected dividend yield	—%
Expected option term	6.0 years
Risk-free rate of return	1.975%
We recognized stock-based compensation expense related to stock options of $0.4 million for the successor period ended August 26, 2017. No stock options vested in the successor period ended August 26, 2017.
As of August 26, 2017, $9.2 million of total unrecognized compensation cost related to stock option plans that will be recognized over a weighted average period of 2.9 years.
Restricted Stock Units
Restricted stock units vest over a period of three years. During the successor period ended August 26, 2017, the Company granted 65,845 units with a weighted-average market value of $12.00 each. Prior to vesting, restricted stock units have no voting rights.

	Units	Weighted average grant-date fair value
Non-vested at July 7, 2017	—	$—
Granted	65,845	$12.00
Vested	—	$—
Forfeited, canceled and expired	—	$—
Non-vested at August 26, 2017	65,845	$12.00

As of August 26, 2017, the Company had $0.8 million of total unrecognized compensation cost related to restricted stock awards that will be recognized over a weighted average period of 2.9 years.
Stock-based compensation expense related to restricted stock units recognized by the Company was nil in the successor period ended August 26, 2017. No restricted stock units vested in the successor period ended August 26, 2017.

Predecessor

In January 2011, the Board of Directors adopted the NCP-ATK Holdings, Inc. 2010 Stock Option Plan (the “Option Plan”). Under the terms of the Option Plan, nonqualified stock options may be granted to employees, directors, and consultants of the Company. An option certificate for each grant sets forth the exercise price, vesting period, performance thresholds if applicable, and other terms. Options with service conditions generally vest over a period of five years, and the Company recognizes share-based compensation expense ratably over the vesting period. Options with performance conditions generally vest over five successive years, based on the achievement of certain annual financial targets. Typically, each performance option contains five separate tranches, with each tranche vesting based on a specific year’s target. Compensation cost for each tranche is recognized over the period from grant date to vesting date. Options typically expire after ten years.

During the 52-week period ended August 27, 2016, the Company made a significant modification of the existing Option Plan by removing the performance condition requirement for five employees. This modification resulted in an incremental compensation cost of approximately $0.7 million. The unvested portion of the stock option will forfeit as of the change of control effective date and the vested portion of the stock option must be exercised within five calendar days following receipt by the option holder of written notice of the change in control. If not exercised, these vested stock options will cancel.

As of August 27, 2016, August 29, 2015 and December 27, 2014, the Company’s authorized common stock included 75,872 shares, 60,872 shares, and 60,872 shares, respectively, reserved for issuance under the Option Plan. As of August 27, 2016, the Company had granted 75,872 options, and 3,213 options are available for future grant.

The fair value of each option award is estimated on the date of grant using a Black-Scholes valuation model. The following assumptions were used for grants occurring in the predecessor period from August 28, 2016 through July 6, 2017 and the 52-week period ended August 27, 2016, the 35-week period ended August 29, 2015, and the 52-week period ended December 27, 2014:

	From August 28, 2016 through July 6, 2017	52-weeks ended August 27, 2016	35-weeks ended August 29, 2015	52-weeks ended December 27, 2014
Expected volatility	55%	55%	55%	40% to 45%
Expected dividend yield	—%	—%	—%	—%
Expected option term	5.1 – 6.5 years	5.1 – 6.5 years	5.1 – 6.5 years	6.25 years
Risk-free rate of return	1.62% to 1.74%	1.62% to 1.74%	1.62% to 1.74%	1.08% to 1.16%

The expected term of the options represents the estimated period of time until exercise and considers vesting schedules and expectations of future employee and director behavior. Expected stock price volatility is based on a sampling of comparable publicly traded companies. The Company believes this sector to most closely model the nature of its own business. The risk-free rates are based on the implied yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term.

A summary of the option activity under the plans for the predecessor period ending July 6, 2017 is presented below.

	Shares	Weighted average exercise price	Weighted average contractual life in years	Aggregate intrinsic value
Outstanding at August 27, 2016	52,473	$534.78
Granted	314	$960.27
Exercised	(31,500)	$352.79
Forfeited, canceled and expired	(21,287)	$810.36
Outstanding at July 6, 2017	—	$—	—	$—
Options vested or expected to vest	—	$—	—	$—
Exercisable at July 6, 2017	—	$—	—	$—

	From August 28, 2016 through July 6, 2017	52-weeks ended August 27, 2016	35-weeks ended August 29, 2015	52-weeks ended December 27, 2014
Weighted average grant date fair value per share of options granted	$261.80	$261.80	$142.28	$142.28
Intrinsic value of options exercised	$11,106	$326	$11	$1,023
Fair value of shares vested	$—	$2,145	$757	$1,485
Tax benefit related to stock option expense	$910	$595	$20	$395

During the predecessor period ending July 6, 2017, the 52-week period ended August 27, 2016, the 35-week period ended August 29, 2015, and the 52-week period ended December 27, 2014, the Company received $0.1 million, $0.3 million, $0.0 million, and $1.9 million of cash from stock option exercises, respectively.